UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017

13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756

Signature, Place and Date of Signing:


  /s/ Wayne Cooperman           New York, New York              May 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     No.       Form 13F File Number     Name

               None                     None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  83

Form 13F Information Table Value Total:  $1,087,018,126

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     1.   28-10571                           Cobalt Offshore Fund Limited

     2.   28-10572                           Cobalt Partners, L.P.
          -----------------------            --------------------------

                                                              FORM 13F

Page _____ of _____                          Name of Reporting Manager: Cobalt Capital                              As of: 3/31/2004
                                                                        --------------                                     ---------
        Item 1:              Item 2:      Item 3:         Item 4:      Item 5:           Item 6:         Item 7:         Item 8:
        -------              -------      -------         -------      -------           -------         -------         -------
                                                                                  Investment Discretion
                                                                                       (b)
                                                                                     Shared-As
                                                                                      Defined                       Voting Authority
                                                                                        in      (c)      Managers       (Shares)
                                          CUSIP        Fair Market     Shrs or  (a)   Instr.   Shared-  See Instr.   (a)   (b)   (c)
    Name of Issuer       Title of Class   Number           Value       Prn Amt  Sole    V       Other       V       Sole Shared None
----------------------   --------------   ----------   ------------   --------- ----------------------  ----------   ---------------
Alliance Atlantis
  Comunicat              CL B NON VTG     01853E204      11,177,124     589,200  X                          1         X
Advanced Auto Parts
  Inc                    COM              00751Y106       5,693,800     140,000  X                          1         X
American Eqty Invt
  life Hld               COM              025676206       3,907,685     304,100  X                          1         X
Arch Coal Inc            COM              039380100       3,139,000     100,000  X                          1         X
AES Corp                 COM              00130H105       6,824,000     800,000  X                          1         X
Affliated Managers
  Group                  COM              008252108      30,564,800     560,000  X                          1         X
America Movil S A DE
  CV                     SPON ADR L SHS   02364W105      27,882,110     721,400  X                          1         X
American Tower Corp      CL A             029912201      21,104,655   1,859,441  X                          1         X
Amphenol Corp New        COM              032095101      25,892,460     871,800  X                          1         X
Administaff Inc          COM              007094105         690,228      39,600  X                          1         X
Anthem Inc               COM              03674B104      84,684,952     934,300  X                          1         X
Arch Wireless Inc        CL A             039392709      12,828,397     397,164  X                          1         X
Bank of America
  Corporation            COM              060505104      20,245,000     250,000  X                          1         X
Ball Corp                COM              058498106      32,215,834     475,300  X                          1         X
Boise Cascade Corp       COM              097383103       2,425,500      70,000  X                          1         X
Burlington Res Inc       COM              122014103      28,769,732     452,141  X                          1         X
Computer Assoc Intl
  Inc                    COM              204912109       1,343,000      50,000  X                          1         X
CSK Auto Corp            COM              125965103      37,632,580   2,078,000  X                          1         X
CIT Group Inc            COM              125581108      17,263,285     453,700  X                          1         X
CMS Energy Corp          COM              125896100       3,580,000     400,000  X                          1         X
Caremark RX Inc          COM              141705103      18,638,886     560,568  X                          1         X
Cognizant Technology
  Solutio                CL A             192446102       2,687,850      59,400  X                          1         X
Capital One Finl Corp    COM              14040H105      16,737,917     221,900  X                          1         X
Corrections Corp Amer
  New                    COM              22025Y407      11,174,840     313,900  X                          1         X
Devon Energy Corp New    COM              25179M103       1,163,000      20,000  X                          1         X
Electronics Boutique
  Hldgs C                COM              286045109       3,974,215     135,500  X                          1         X
Freeport-McMoran
  Copper & Go            CL B             35671D857      48,814,810   1,248,780  X                          1         X
Federated Department
  Stores Inc DE          COM              31410H101      13,512,500     250,000  X                          1         X
First Health Group
  Corp                   COM              320960107         655,800      30,000  X                          1         X
Freds Inc                CL A             356108100       1,726,886      71,300  X                          1         X
Fisher Scientific Intl
  Inc                    COM NEW          338032204      10,562,176     191,900  X                          1         X
Golar LNG Ltd Bermuda    SHS              G9456A100       1,136,914      75,143  X                          1         X
Gatx Corp                COM              361448103       4,904,004     221,200  X                          1         X
Garmin Ltd               ORD              G37260109       2,135,500      50,000  X                          1         X
Goldman Sachs Group
  Inc                    COM              38141G104       7,304,500      70,000  X                          1         X
Goodyear Tire & Rubr
  Co                     COM              382550101       6,756,848     791,200  X                          1         X
Hollywood Entmt Corp     COM              436141105         406,800      30,000  X                          1         X
Interactive corp         COM              45840Q101         664,230      21,000  X                          1         X
Infineon Technologies
  AG                     SPONSORED ADR    45662N103       1,758,000     120,000  X                          1         X
Penny J C Inc            COM              708160106       7,070,774     203,300  X                          1         X
KB Home                  COM              48666K109       4,848,000      60,000  X                          1         X
Kinder Morgan Inc Kans   COM              49455P101      20,954,717     332,509  X                          1         X
Longs Drug Stores Corp   COM              543162101       2,353,750     125,000  X                          1         X
Louisianna Pac Corp      COM              546347105      22,334,363     865,673  X                          1         X
Manpower Inc             COM              56418H100       4,650,000     100,000  X                          1         X
Multimedia Games Inc     COM              625453105       3,216,200     130,000  X                          1         X
Massey Energy Corp       COM              576206106      31,551,272   1,429,600  X                          1         X
Masonite Intl Corp       COM              575384102       1,044,400      37,300  X                          1         X
Molex Inc                CL A             608554200       1,236,984      47,485  X                          1         X
Marvel Enterprises Inc   COM              57383M108       7,547,429     393,300  X                          1         X
NTL Inc  Del             COM              62940M104      14,726,234     247,375  X                          1         X
News Corp Ltd            SP ADR PFD       652487802      24,372,306     768,600  X                          1         X
Oxford Health Plans
  Inc                    COM              691471106      11,772,852     241,000  X                          1         X
Sprint Corp              PCS COM SER 1    852061506       2,300,000     250,000  X                          1         X
PDI Inc                  COM              69329V100         151,740       6,000  X                          1         X
Pulte Homes Inc          COM              745867101      86,357,475   1,553,192  X                          1         X
Pacificare Health Sys
  Del                    COM              695112102      12,901,210     326,200  X                          1         X
Panera Bread Co          CL A             69840W108       2,305,884      59,262  X                          1         X
Resource America Inc     CL A             761195205      32,008,906   1,734,900  X                          1         X
Regal Entmt Group        CL A             758766109      21,404,124     973,800  X                          1         X
R H Donnelly Corp        COM NEW          74955W307      12,258,750     262,500  X                          1         X
Polo Ralph Lauren Corp   CL A             731572103       3,284,024      95,800  X                          1         X
Rayonier Inc             COM              754907103       4,735,890     108,348  X                          1         X
Sonic Automotive Inc     CL A             83545G102       2,870,730     114,600  X                          1         X
Sanmina SCI Corp         COM              800907107       1,766,400     160,000  X                          1         X
Synopsys Inc             COM              871607107         574,600      20,000  X                          1         X
Standard Pac Corp New    COM              85375C101      69,288,480   1,154,808  X                          1         X
Spectrasite Inc          COM              84761M104      45,436,370   1,224,700  X                          1         X
Talk America Hldgs Inc   COM              87426R202         252,600      30,000  X                          1         X
Travelers Ppty Cas
  Corp New               CL A             89420G109      14,978,810     873,400  X                          1         X
Teekay Shipping
  Marshall Isl           COM              Y8564W103       2,756,000      40,000  X                          1         X
Talisman Energy Inc      COM              87425E103       4,717,600      80,000  X                          1         X
Hilfiger Tommy Corp      ORD              G8915Z102       3,325,200     195,600  X                          1         X
Triton PCS Hlds Inc      COM              89677M106         549,000     100,000  X                          1         X
Triquint Semiconductor
  Inc                    COM              89674K103       2,474,846     339,020  X                          1         X
Take-Two Interactive
  Softwar                COM              874054109      10,749,081     292,174  X                          1         X
Time Warner Inc          COM              887317105         843,000      50,000  X                          1         X
Tyco Intl Ltd New        COM              902124106       7,162,500     250,000  X                          1         X
Valero Energy Corp New   COM              91913Y100      44,604,244     743,900  X                          1         X
Wellpoint Health
  Network New            COM              94973H108       1,137,200      10,000  X                          1         X
Washington Mut Inc       COM              939322103       2,135,500      50,000  X                          1         X
Westar Energy Inc        COM              95709T100         855,168      40,800  X                          1         X
Western Wireless Corp    CL A             95988E204       2,573,695     110,034  X                          1         X

COLUMN TOTALS                                         1,087,018,126

01181.0001 #483488